Document and Entity Information	Feb. 09, 2026
Cover [Abstract]
Entity Registrant Name	UNIVEST FINANCIAL Corp
Amendment Flag	false
Entity Central Index Key	0000102212
Document Type	8-K
Document Period End Date	Feb. 09, 2026
Entity Incorporation State Country Code	PA
Entity File Number	0-7617
Entity Tax Identification Number	23-1886144
Entity Address, Address Line One	14 North Main Street
Entity Address, City or Town	Souderton
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18964
City Area Code	(215)
Local Phone Number	721-2400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $5 par value
Trading Symbol	UVSP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false